Segment Reporting - Financials (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Segment Reporting
Number of operating segments | item	2
Revenue	$ 844.1	$ 653.2
Income/(expenses)
Costs of sales	144.8	118.2
Depletion and depreciation	263.2	247.7
Gross profit	436.1	287.3
Other operating (income)/expenses
General and administrative expenses	28.8	22.6
Impairment of royalty, streams and working interests		76.0
Gain on sale of gold bullion	(2.9)	(0.1)
Foreign exchange (gain) and other (income) expenses	(2.8)	(1.8)
Income before finance items and income taxes	413.0	190.6
Finance items
Finance income	3.5	3.1
Finance expenses	(10.6)	(4.6)
Net income before income taxes	405.9	189.1
Operating Segments
Segment Reporting
Revenue	844.1	653.2
Income/(expenses)
Costs of sales	144.8	118.2
Depletion and depreciation	259.7	243.9
Gross profit	439.6	291.1
Other operating (income)/expenses
General and administrative expenses	28.8	22.6
Impairment of royalty, streams and working interests		76.0
Gain on sale of gold bullion	(2.9)	(0.1)
Depreciation	3.5	3.8
Foreign exchange (gain) and other (income) expenses	(2.8)	(1.8)
Income before finance items and income taxes	413.0	190.6
Finance items
Finance income	3.5	3.1
Finance expenses	(10.6)	(4.6)
Net income before income taxes	405.9	189.1
Operating Segments | Mining Segment
Segment Reporting
Revenue	728.2	567.1
Income/(expenses)
Costs of sales	137.5	112.3
Depletion and depreciation	210.7	206.6
Gross profit	380.0	248.2
Operating Segments | Energy Segment
Segment Reporting
Revenue	115.9	86.1
Income/(expenses)
Costs of sales	7.3	5.9
Depletion and depreciation	49.0	37.3
Gross profit	$ 59.6	$ 42.9